Derivative Financial Instruments - Foreign currency risk hedging (Details) - Currency risk	12 Months Ended
	Dec. 31, 2024 $ / € item	Dec. 31, 2023	Dec. 31, 2022
Fair value measurement hierarchy of the Group's assets and liabilities
Average USD:EUR rate	0.9107	0.9187	0.9187
Percentage of foreign exchange risk mitigated by the total coverage	40.00%
Zero cost collar contracts
Fair value measurement hierarchy of the Group's assets and liabilities
Number of zero cost collar contracts entered | item	0
Zero cost collar contracts | Minimum
Fair value measurement hierarchy of the Group's assets and liabilities
Average USD:EUR rate	0.8779
Zero cost collar contracts | Maximum
Fair value measurement hierarchy of the Group's assets and liabilities
Average USD:EUR rate	0.9428